Fair Value Hierarchy for Assets and Liabilities Measured on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets:
Loans	¥ 188	¥ 276
Loans held-for-sale	3	5
Other investments	17	23
Goodwill		6
Total assets at fair value	208	310
Liabilities:
Other liabilities	1
Total liabilities at fair value	1
Level 1
Assets:
Other investments	5	5
Total assets at fair value	5	5
Level 2
Assets:
Loans held-for-sale	2	4
Total assets at fair value	2	4
Level 3
Assets:
Loans	188	276
Loans held-for-sale	1	1
Other investments	12	18
Goodwill		6
Total assets at fair value	201	301
Liabilities:
Other liabilities	1
Total liabilities at fair value	1
Aggregate cost
Assets:
Loans	282	408
Loans held-for-sale	6	6
Other investments	21	26
Premises and equipment-net	4
Goodwill	6	15
Total assets at fair value	¥ 319	¥ 455